Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		194 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Cash flows from operating activities
Net loss	$ (602,041)	$ (946,462)	$ (1,742,322)	$ (2,738,142)	$ (3,677,812)	$ (2,961,445)	$ (19,400,000)
Net loss	(602,857)	(946,462)	(1,743,994)	(2,738,142)	17,300,000
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation to consultants				311,078	380,820	397,750
Stock-based compensation to related parties			86,161	197,000	310,700	461,150
Loss on derivative liabilities	2,336	26,867	(21,939)	136,583	131,475	539,006
Change in fair value of derivative liabilities	60,124	32,205	93,836	(233,303)	(291,123)	(494,501)
Gain on extinguishment of debt			(85,546)
Amortization of prepaid stock-based compensation			112,971	868,089	951,748	480,135
Amortization of debt discount			299,267	461,058	593,463	541,612
Patent amortization			222,581	191,192	233,685	11,295
Depreciation			8,161	3,489	10,946	6,772
Changes in operating assets and liabilities:
Accounts receivable			3,634	(25,769)	(8,785)	(14,172)
Inventory			16,010	(5,126)	(2,611)	(34,418)
Prepaid expenses and other current assets			69,595	73,807	174,364	64,777
Right-of-use asset			23,038	19,113	25,572	24,792
Accounts payable			(27,535)	(30,051)	15,166	91,557
Accounts payable - related parties			(3)	(2,552)	(9,791)	2,581
Accrued expenses and other current liabilities			117,538	139,405	169,451	188,979
Lease liability			(23,038)	(19,113)	(25,572)	(24,792)
Net cash used in operating activities			(849,263)	(653,242)	(1,018,304)	(718,922)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(16,158)			(260,565)
Deposits						4,015
Purchase of license				(200,000)
Issuance of note receivable			(3,507)
Net cash used in investing activities			(19,665)	(200,000)		(256,550)
Cash flows from financing activities
Payments on notes payable to related party			(17)	(2,444)	(2,453)	(4,799)
Proceeds from notes payable to related party			5,609
Proceeds from convertible notes payable			250,750	415,000	505,000	538,750
Payments on notes payable			(3,697)	(3,324)	(4,459)	(2,068)
Proceeds from sale of common stock			677,378	445,000	445,000	285,499
Net cash provided by financing activities			930,023	854,232	943,088	817,382
Net increase (decrease) in cash, cash equivalents and restricted cash			61,095	990	(75,216)	(158,090)
Cash, cash equivalents and restricted cash at beginning of period			29,043	104,259	104,259	262,349
Cash, cash equivalents and restricted cash at end of period	90,138	105,249	90,138	105,249	29,043	104,259	90,138
Supplemental cash flow information:
Cash paid for interest			2,475	2,357	3,173	3,312
Cash paid for income taxes				800	800	800
Non-cash investing and financing transactions:
Original issuance discount on convertible notes payable			32,500	30,500	39,000	33,500
Debt discount recorded in connection with derivative liability			249,565	415,000	503,726	538,750
Common stock issued in conversion of convertible notes payable and interest			787,133	943,431	1,313,772	1,019,014
Property and equipment purchased with note payable						21,671
Common stock issued for prepaid fees			1,831	242,320	242,320	1,472,450
Common stock issued for accrued salaries			20,000	29,999	67,399	239,799
Accrued interest added to principal			11,148	19,436	25,914	25,912
Common stock issued for license				3,107,570	3,107,570
Common stock issued for land development			96,000	50,400		58,900
Right of use asset and lease liability			146,244
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	90,138	94,246	90,138	94,246	18,040	94,036	90,138
Restricted cash		11,003		11,003	11,003	10,223
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows:	$ 90,138	$ 105,249	$ 90,138	$ 105,249	$ 29,043	$ 104,259	$ 90,138